Commitments and Contingencies - Additional Information (Detail) $ in Thousands, MillionTonnesPerAnnum in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) MillionTonnesPerAnnum	Dec. 31, 2024 CAD ($)	Feb. 27, 2024 USD ($)	May 16, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 322,000
Percentage of reassessments interest and penalties		50.00%
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000
Reduced stream percentage of gold		0.909%	0.909%
Current stream percentage of gold		10.00%	10.00%
Amount of non-refundable advance		$ 2,000
Current stream percentage of silver		50.00%	50.00%
Reduced stream percentage of silver		0.00%	0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 126,000
Amount of non-refundable advance		2,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 58,000
Salobo [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		35
Salobo [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Historical Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		35
Estimated expansion payments		$ 52,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 5,100
Salobo [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Historical Mill throughput capacity | MillionTonnesPerAnnum		36
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 144,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		8,500
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		82,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		125,000
Secured standby loan facility		20,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		139,000	$ 200
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		260,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		98,000
Kudz Ze Kayah [Member]
Disclosure of contingent liabilities [line items]
Additional contingency payment for agreement				$ 5,000
Curraghinalt [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		55,000
Cangrejos [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		255,000
Amount to be drawn down for acquisition commitment					$ 3,000
Mineral Park [Member]
Disclosure of contingent liabilities [line items]
Final installment payable		40,000
Maximum credit facility to be provided		25,000
Kurmuk [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		131,000
Kone [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		625,000
Maximum credit facility to be provided		75,000
El Domo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		175,500
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives		$ 250

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.